Related party transactions - Key management compensation (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Basic salaries and bonus	¥ 13,428	¥ 19,237
Share based compensation	54,662	33,003
Pension costs - defined contribution plans	214	257
Compensation paid or payable to key management for employee services	¥ 68,304	¥ 52,497